                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
-------------------------------------------------------------------------------

                      MFS GOVERNMENT LIMITED MATURITY FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               Semiannual report

MFS GOVERNMENT LIMITED MATURITY FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     7
---------------------------------------------------------
STATEMENT OF OPERATIONS                                 9
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    10
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   11
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          16
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          24
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  24
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         24
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

The fund seeks to preserve capital and provide high current income (compared to a portfolio entirely invested in money market instruments).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY
A CURRENT PROSPECTUS.

---------------------------------------------------------

         NOT FDIC INSURED o MAY LOSE VALUE o
  NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                     NCUA/NCUSIF
---------------------------------------------------------

                                                                 6/30/06
                                                                 GPA-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

           PORTFOLIO STRUCTURE (i)

           Bonds                                            97.2%
           Cash & Other Net Assets                           2.8%

           FIXED INCOME SECTORS (i)

           Mortgage-Backed Securities                       39.6%
           ------------------------------------------------------
           U.S. Government Agencies                         37.4%
           ------------------------------------------------------
           U.S. Treasury Securities                         17.8%
           ------------------------------------------------------
           Residential Mortgage-Backed Securities            2.4%
           ------------------------------------------------------

           CREDIT QUALITY (r)

           AAA                                               100%
           ------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                               1.6
           ------------------------------------------------------
           Average Life (m)                              2.2 yrs.
           ------------------------------------------------------
           Average Maturity (m)                          8.0 yrs.
           ------------------------------------------------------
           Average Credit Quality of Rated Securities (a)     AAA
           ------------------------------------------------------
           Average Short Term Credit Quality                  A-1
           ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, January 1, 2006 through June 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio      1/01/06        6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.72%     $1,000.00      $1,009.40         $3.59
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.72%     $1,000.00      $1,021.22         $3.61
--------------------------------------------------------------------------------
        Actual              1.49%     $1,000.00      $1,006.90         $7.41
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.49%     $1,000.00      $1,017.41         $7.45
--------------------------------------------------------------------------------
        Actual              1.57%     $1,000.00      $1,006.40         $7.81
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.57%     $1,000.00      $1,017.01         $7.85
--------------------------------------------------------------------------------
        Actual              0.57%     $1,000.00      $1,010.40         $2.84
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.57%     $1,000.00      $1,021.97         $2.86
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
6/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.


Bonds - 96.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.9625%, 2033                                $  1,485,509      $  1,485,679
Thornburg Mortgage Securities Trust, FRN, 5.6625%, 2033               4,409,172         4,413,284
                                                                                     ------------
                                                                                     $  5,898,963
-------------------------------------------------------------------------------------------------
Mortgage Backed - 39.6%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2020                                      $ 21,501,474      $ 21,135,889
Fannie Mae, 7%, 2015 - 2016                                           2,782,130         2,853,859
Fannie Mae, 6.5%, 2016 - 2017                                         5,123,224         5,197,454
Fannie Mae, 4%, 2016                                                  4,238,748         4,093,363
Fannie Mae, 6%, 2017                                                  3,802,795         3,817,328
Fannie Mae, FRN, 5.57%, 2033                                          1,161,526         1,168,814
Fannie Mae, FRN, 5.568%, 2033                                         2,116,755         2,115,305
Fannie Mae, FRN, 3.732%, 2033                                         4,488,146         4,411,143
Freddie Mac, 4.5%, 2008                                                 737,094           733,050
Freddie Mac, 7.5%, 2015                                               1,116,167         1,162,451
Freddie Mac, 6%, 2016 - 2017                                          5,400,634         5,410,754
Freddie Mac, 5.5%, 2019 - 2025                                       11,987,296        11,742,784
Freddie Mac, 5%, 2020 - 2025                                         20,049,234        19,804,676
Freddie Mac, 3%, 2021                                                 2,350,933         2,302,621
Freddie Mac, FRN, 5.4988%, 2026                                       5,951,142         5,965,319
Freddie Mac, FRN, 5.6488%, 2031                                       5,459,220         5,360,680
Ginnie Mae, FRN, 4.5%, 2032                                             859,177           859,056
                                                                                     ------------
                                                                                     $ 98,134,546
-------------------------------------------------------------------------------------------------
U.S. Government Agencies - 36.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                               $ 13,000,000      $ 12,961,312
Fannie Mae, 6.625%, 2007                                              7,000,000         7,094,458
Fannie Mae, 3.25%, 2007                                               5,000,000         4,853,130
Fannie Mae, 3.875%, 2008                                              6,200,000         5,976,515
Fannie Mae, 4.25%, 2009                                               6,500,000         6,298,539
Federal Home Loan Bank, 3.25%, 2006                                  15,000,000        14,983,095
Federal Home Loan Bank, 4.625%, 2008                                  2,200,000         2,171,341
Freddie Mac, 4.875%, 2007 - 2009                                     10,100,000         9,984,915
Freddie Mac, 4.25%, 2009                                             20,000,000        19,346,380
Overseas Private Investment Corp., 0%, 2007                           1,376,128         1,408,811
Small Business Administration, 5.1%, 2016                               977,000           957,055
Small Business Administration, 5.46%, 2016                            3,105,000         3,083,564
Small Business Administration, 5.68%, 2016                            1,989,000         1,991,455
                                                                                     ------------
                                                                                     $ 91,110,570
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 17.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                      $  5,000,000      $  5,001,955
U.S. Treasury Notes, 2.375%, 2006                                    12,000,000        11,963,436
U.S. Treasury Notes, 6.5%, 2006                                      11,000,000        11,036,091
U.S. Treasury Notes, 3.5%, 2006                                       6,700,000         6,657,341
U.S. Treasury Notes, 6.125%, 2007                                     6,000,000         6,054,138
U.S. Treasury Notes, 3.25%, 2009                                      2,900,000         2,771,086
                                                                                     ------------
                                                                                     $ 43,484,047
-------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $243,574,573)                                          $238,628,126
-------------------------------------------------------------------------------------------------

Repurchase Agreements - 3.4%
-------------------------------------------------------------------------------------------------
Goldman Sachs, 5.21%, dated 6/30/06, due 7/03/06, total to be received $8,460,672 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                               $  8,457,000      $  8,457,000

-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $252,031,573) (k)                                $247,085,126
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                                     596,400
-------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $247,681,526
-------------------------------------------------------------------------------------------------

(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $237,219,315 and 96.01% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $252,031,573)              $247,085,126
Cash                                                                        617
Receivable for fund shares sold                                         358,265
Interest receivable                                                   2,462,106
Other assets                                                              3,670
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $249,909,784
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $230,437
Payable for fund shares reacquired                                    1,730,209
Payable to affiliates
  Management fee                                                          1,700
  Shareholder servicing costs                                            69,702
  Distribution and service fees                                          29,177
  Administrative services fee                                               151
Payable for independent trustees' compensation                           42,533
Accrued expenses and other liabilities                                  124,349
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $2,228,258
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $247,681,526
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $298,999,498
Unrealized appreciation (depreciation) on investments                (4,946,447)
Accumulated net realized gain (loss) on investments                 (45,146,980)
Accumulated distributions in excess of net investment income         (1,224,545)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $247,681,526
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    32,130,266
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $139,664,438
  Shares outstanding                                                 18,080,838
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $7.72
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per
  share)                                                                                          $7.92
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $73,568,234
  Shares outstanding                                                  9,558,235
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.70
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $34,218,071
  Shares outstanding                                                  4,461,845
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.67
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $230,783
  Shares outstanding                                                     29,348
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $7.86
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------

Interest income                                                                             $5,416,104
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $540,560
  Distribution and service fees                                          678,173
  Shareholder servicing costs                                            260,815
  Administrative services fee                                             24,479
  Independent trustees' compensation                                       7,047
  Custodian fee                                                           52,265
  Shareholder communications                                              19,709
  Auditing fees                                                           17,349
  Legal fees                                                               4,122
  Miscellaneous                                                           45,622
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,650,141
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (7,903)
  Reduction of expenses by investment adviser                           (203,587)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,438,651
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $3,977,453
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $(1,186,220)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                $(482,405)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(1,668,625)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $2,308,828
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     6/30/06                   12/31/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $3,977,453                 $7,690,971
Net realized gain (loss) on investments                           (1,186,220)                (1,772,861)
Net unrealized gain (loss) on investments                           (482,405)                (2,454,719)
                                                                ------------              -------------
Change in net assets from operations                              $2,308,828                 $3,463,391
                                                                ------------              -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,977,276)               $(6,541,820)
  Class B                                                         (1,308,795)                (3,110,827)
  Class C                                                           (601,189)                (1,511,557)
  Class I                                                             (4,821)                    (5,279)
                                                                ------------              -------------
Total distributions declared to shareholders                     $(4,892,081)              $(11,169,483)
                                                                ------------              -------------
Change in net assets from fund share transactions               $(50,473,595)              $(92,464,699)
                                                                ------------              -------------
Redemption fees                                                          $--                     $1,344
                                                                ------------              -------------
Total change in net assets                                      $(53,056,848)             $(100,169,447)
                                                                ------------              -------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           300,738,374                400,907,821

At end of period (including accumulated distributions
in excess of net investment income of $1,224,545 and
$309,917, respectively)                                         $247,681,526               $300,738,374
                                                                ------------              -------------

-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 12/31
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                    6/30/06             2005            2004            2003          2002          2001
                                       (UNAUDITED)
Net asset value,
beginning of period                          $7.80            $7.97           $8.19           $8.46         $8.35         $8.24
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.13            $0.21           $0.18           $0.16         $0.28         $0.40
  Net realized and unrealized gain
  (loss) on investments                      (0.06)           (0.09)          (0.12)          (0.10)         0.19          0.17
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.07            $0.12           $0.06           $0.06         $0.47         $0.57
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.15)          $(0.29)         $(0.28)         $(0.32)       $(0.36)       $(0.46)
  From paid-in capital                          --               --              --           (0.01)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(0.15)          $(0.29)         $(0.28)         $(0.33)       $(0.36)       $(0.46)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.72            $7.80           $7.97           $8.19         $8.46         $8.35
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                       0.94(n)          1.50            0.78            0.73          5.76          7.00
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        0.87(a)          0.87            0.80            0.81          0.79          0.81
Expenses after expense reductions (f)         0.72(a)          0.72            0.68            0.81          0.79          0.81
Net investment income                         3.30(a)          2.63            2.27            1.86          3.30          4.79
Portfolio turnover                              13               18              32             133           144           100
Net assets at end of period
(000 Omitted)                             $139,664         $166,611        $200,078        $273,578      $396,984      $279,688
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 12/31
                                             ENDED      -----------------------------------------------------------------------
CLASS B                                    6/30/06            2005            2004             2003          2002          2001
                                       (UNAUDITED)
Net asset value,
beginning of period                          $7.77           $7.94           $8.16            $8.43         $8.33         $8.22
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.10           $0.14           $0.12            $0.09         $0.20         $0.33
  Net realized and unrealized gain
  (loss) on investments                      (0.05)          (0.09)          (0.12)           (0.10)         0.20          0.17
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.05           $0.05           $0.00           $(0.01)        $0.40         $0.50
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.12)         $(0.22)         $(0.22)          $(0.25)       $(0.30)       $(0.39)
  From paid-in capital                          --              --              --            (0.01)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(0.12)         $(0.22)         $(0.22)          $(0.26)       $(0.30)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.70           $7.77           $7.94            $8.16         $8.43         $8.33
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                       0.69(n)         0.71           (0.01)           (0.07)         4.84          6.20
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.64(a)         1.65            1.58             1.59          1.57          1.59
Expenses after expense reductions (f)         1.49(a)         1.50            1.46             1.59          1.57          1.59
Net investment income                         2.53(a)         1.85            1.47             1.06          2.47          3.99
Portfolio turnover                              13              18              32              133           144           100
Net assets at end of period
(000 Omitted)                              $73,568         $90,850        $132,301         $201,557      $265,693      $121,405
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 12/31
                                               ENDED      ---------------------------------------------------------------------
CLASS C                                      6/30/06            2005           2004             2003          2002         2001
                                         (UNAUDITED)
Net asset value,
beginning of period                            $7.74           $7.91          $8.13            $8.40         $8.30        $8.19
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.09           $0.14          $0.11            $0.08         $0.20        $0.31
  Net realized and unrealized gain
  (loss) on investments                        (0.04)          (0.09)         (0.12)           (0.09)         0.19         0.18
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.05           $0.05         $(0.01)          $(0.01)        $0.39        $0.49
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.12)         $(0.22)        $(0.21)          $(0.25)       $(0.29)      $(0.38)
  From paid-in capital                            --              --             --            (0.01)           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.12)         $(0.22)        $(0.21)          $(0.26)       $(0.29)      $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $7.67           $7.74          $7.91            $8.13         $8.40        $8.30
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                         0.64(n)         0.63          (0.09)           (0.14)         4.79         6.14
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.72(a)         1.71           1.65             1.66          1.64         1.66
Expenses after expense reductions (f)           1.57(a)         1.56           1.53             1.66          1.64         1.66
Net investment income                           2.45(a)         1.78           1.40             0.96          2.39         3.80
Portfolio turnover                                13              18             32              133           144          100
Net assets at end of period
(000 Omitted)                                $34,218         $42,992        $68,470         $124,327      $148,294      $71,705
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                               YEARS ENDED 12/31
                                               ENDED      --------------------------------------------------------------------
CLASS I                                      6/30/06            2005          2004           2003           2002          2001
                                         (UNAUDITED)
Net asset value,
beginning of period                            $7.94           $8.11         $8.32          $8.58          $8.36         $8.24
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.13           $0.22         $0.18          $0.26          $0.36         $0.43
  Net realized and unrealized gain
  (loss) on investments                        (0.05)          (0.09)        (0.09)         (0.17)          0.23          0.16
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.08           $0.13         $0.09          $0.09          $0.59         $0.59
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.16)         $(0.30)       $(0.30)        $(0.35)        $(0.37)       $(0.47)
  From paid-in capital                            --              --            --          (0.00)(w)         --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.16)         $(0.30)       $(0.30)        $(0.35)        $(0.37)       $(0.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $7.86           $7.94         $8.11          $8.32          $8.58         $8.36
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                            1.04(n)         1.69          1.10           1.05           7.26          7.29
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          0.72(a)         0.77          0.68           0.04(y)        0.64          0.66
Expenses after expense reductions (f)           0.57(a)         0.62          0.56           0.04(y)        0.64          0.66
Net investment income                           3.44(a)         2.82          2.46           3.17           4.10          5.13
Portfolio turnover                                13              18            32            133            144           100
Net assets at end of period (000
Omitted)                                        $231            $286           $58            $--(l)         $--(l)        $--(l)
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Net assets were less than $500.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(y) Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Class I assets.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2006, there were no securities on loan.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                 12/31/05         12/31/04

    Ordinary income (including any short-term
      capital gains)                           $11,169,483      $14,817,617

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF JUNE 30, 2006

          Cost of investments                           $256,720,158
          ----------------------------------------------------------
          Gross appreciation                                 $47,139
          Gross depreciation                              (9,682,171)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(9,635,032)

          AS OF DECEMBER 31, 2005
          Capital loss carryforwards                     (36,065,782)
          Post-October capital loss deferral                (679,144)
          Other temporary differences                       (309,917)
          Net unrealized appreciation (depreciation)     (11,679,876)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          December 31, 2007                              $(5,108,829)
          December 31, 2008                               (5,065,807)
          December 31, 2011                               (9,973,506)
          December 31, 2012                               (8,822,850)
          December 31, 2013                               (7,094,790)
          ----------------------------------------------------------
                                                        $(36,065,782)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended
June 30, 2006, this waiver amounted to $202,711 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $3,239 for the six months ended June 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL       ANNUAL  DISTRIBUTION
               DISTRIBUTION    SERVICE  DISTRIBUTION    EFFECTIVE   AND SERVICE
                   FEE RATE   FEE RATE       PLAN(d)      RATE(e)           FEE

Class A               0.10%      0.25%         0.35%        0.15%      $112,376
Class B               0.75%      0.25%         1.00%        0.91%       372,888
Class C               0.75%      0.25%         1.00%        1.00%       192,909
-------------------------------------------------------------------------------
Total distribution and service fees                                    $678,173

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2006 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect, the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $1,674
              Class B                                   $123,860
              Class C                                     $1,555

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2006, the fee was $136,719, which equated to 0.1013% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2006, these costs amounted to $66,391.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $1,611. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $588. Both amounts are included in Independent trustees' compensation for the six months ended June 30, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $43,101 at June 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $1,226. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $876, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                             PURCHASES                   SALES

U.S. government securities                 $33,516,019             $86,137,905

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               SIX MONTHS ENDED                      YEAR ENDED
                                                   6/30/06                            12/31/05
                                           SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                  1,731,328       $13,439,684        4,348,281        $34,203,949
  Class B                                    282,250         2,185,118        1,111,438          8,715,769
  Class C                                    183,890         1,418,588          511,054          3,993,658
  Class I                                      1,155             9,967           35,027            280,443
-----------------------------------------------------------------------------------------------------------
                                           2,198,623       $17,053,357        6,005,800        $47,193,819

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    303,911        $2,359,869          572,274         $4,509,787
  Class B                                    146,284         1,132,258          287,942          2,261,594
  Class C                                     61,322           472,879          124,925            977,415
  Class I                                        717             4,821              549              4,391
-----------------------------------------------------------------------------------------------------------
                                             512,234        $3,969,827          985,690         $7,753,187

Shares reacquired
  Class A                                 (5,319,266)     $(41,306,241)      (8,658,026)      $(68,166,772)
  Class B                                 (2,561,692)      (19,823,888)      (6,364,852)       (49,966,673)
  Class C                                 (1,336,285)      (10,299,119)      (3,735,228)       (29,223,879)
  Class I                                     (8,521)          (67,531)          (6,765)           (54,381)
-----------------------------------------------------------------------------------------------------------
                                          (9,225,764)     $(71,496,779)     (18,764,871)     $(147,411,705)

Net change
  Class A                                 (3,284,027)     $(25,506,688)      (3,737,471)      $(29,453,036)
  Class B                                 (2,133,158)      (16,506,512)      (4,965,472)       (38,989,310)
  Class C                                 (1,091,073)       (8,407,652)      (3,099,249)       (24,252,806)
  Class I                                     (6,649)          (52,743)          28,811            230,453
-----------------------------------------------------------------------------------------------------------
                                          (6,514,907)     $(50,473,595)     (11,773,381)      $(92,464,699)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended June 30, 2006 was $860 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O.Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
Shareholders                              Boston, MA 02116-3741
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m.to 8 p.m.ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m.to 8 p.m.ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                                                     EX-99.CERT

                      MFS GOVERNMENT LIMITED MATURITY FUND

        CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

I, Tracy Atkinson, certify that:

1. I have reviewed this report on Form N-CSR of MFS Government Limited Maturity Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 23, 2006                   TRACY ATKINSON
      ---------------                   ---------------------------------------
                                        Tracy Atkinson
                                        Treasurer (Principal Financial Officer
                                        and Accounting Officer)

                                                                     EX-99.CERT

                      MFS GOVERNMENT LIMITED MATURITY FUND

        CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

I, Maria F. Dwyer, certify that:

1. I have reviewed this report on Form N-CSR of MFS Government Limited Maturity Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 23, 2006                   MARIA F. DWYER
      ---------------                   ---------------------------------------
                                        Maria F. Dwyer
                                        President (Principal Executive Officer)

                                                                  EX-99.906CERT

                      MFS GOVERNMENT LIMITED MATURITY FUND

        CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, Tracy Atkinson, certify that, to my knowledge:

1. The Form N-CSR (the "Report") of MFS Government Limited Maturity Fund (the "Registrant") fully complies for the period covered by the Report with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date: August 23, 2006                   TRACY ATKINSON
      ---------------                   ---------------------------------------
                                        Tracy Atkinson
                                        Treasurer (Principal Financial Officer
                                        and Accounting Officer)


A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906 HAS BEEN PROVIDED TO THE REGISTRANT AND WILL BE RETAINED BY THE REGISTRANT AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.

                                                                  EX-99.906CERT

                      MFS GOVERNMENT LIMITED MATURITY FUND

        CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, Maria F. Dwyer, certify that, to my knowledge:

1. The Form N-CSR (the "Report") of MFS Government Limited Maturity Fund (the "Registrant") fully complies for the period covered by the Report with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date: August 23, 2006                   MARIA F. DWYER
      ---------------                   ---------------------------------------
                                        Maria F. Dwyer
                                        President (Principal Executive Officer)


A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906 HAS BEEN PROVIDED TO THE REGISTRANT AND WILL BE RETAINED BY THE REGISTRANT AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.